Operating Segment - Schedule of Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 1,078,192	$ 1,166,014
Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 1,078,192	$ 1,166,014
CHINA | Bottom of range [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Percentage of revenue	10.00%	10.00%
CHINA | Customer one [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 230,700	$ 225,500
CHINA | Customer two [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	177,400	128,000
CHINA | Customer three [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	110,500	$ 120,700
CHINA | Customer four [member] | Oyu Tolgoi [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 106,200